INVESTORS FUND SERIES
                           Kemper Blue Chip Portfolio
                        Kemper Contrarian Value Portfolio
                        Kemper Global Blue Chip Portfolio
                         Kemper Global Income Portfolio
                     Kemper Government Securities Portfolio
                             Kemper Growth Portfolio
                           Kemper High Yield Portfolio
                          Kemper Horizon 10+ Portfolio
                          Kemper Horizon 20+ Portfolio
                           Kemper Horizon 5 Portfolio
                Kemper International Growth and Income Portfolio
                         Kemper International Portfolio
                     Kemper Investment Grade Bond Portfolio
                          Kemper Money Market Portfolio
                        Kemper Small Cap Growth Portfolio
                        Kemper Small Cap Value Portfolio
                          Kemper Total Return Portfolio
                          Kemper Value+Growth Portfolio
                   Kemper-Dreman Financial Services Portfolio
                   Kemper-Dreman High Return Equity Portfolio

            SUPPLEMENT TO CURRENTLY EFFECTIVE STATEMENT OF ADDITIONAL
          INFORMATION OF EACH OF THE LISTED PORTFOLIOS (EACH A "FUND")
                                DATED MAY 1, 1998
                              --------------------

On September 7, 1998, Zurich Insurance Company ("Zurich"), the majority owner of Scudder Kemper Investments, Inc. (the "Adviser"), entered into an agreement with B.A.T Industries p.l.c. ("B.A.T"), pursuant to which the financial services businesses of B.A.T were combined with Zurich's businesses to form a new global insurance and financial services company known as Zurich Financial Services. Upon consummation of the transaction, each Fund's investment management agreement with the Adviser was deemed to have been assigned and, therefore, terminated. The Board of Trustees of each Fund and the shareholders of each Fund have approved a new investment management agreement with the Adviser, which is substantially identical to the former investment management agreement, except for the dates of execution and termination.

At the special meeting of shareholders for the Funds held on December 16, 1998 (the "Special Meeting"), the shareholders confirmed the following: For Kemper Global Income Portfolio: as a matter of fundamental policy, the Fund is classified as a non-diversified series of an open-end investment company under the Investment Company Act of 1940 (the "1940 Act"), but the shareholders voted to eliminate any additional fundamental diversification policies. For all other Funds, the shareholders confirmed that as a matter of fundamental policy, each Fund is classified as a diversified series of an open-end investment company under the 1940 Act, but the shareholders voted to eliminate any additional fundamental diversification policies.

Additionally, at the Special Meeting, the shareholders approved the reclassification of each Fund's investment objective(s) and policies as non-fundamental, with the exception of those policies required to be fundamental by the 1940 Act (see below). An objective or policy which is non-fundamental may be changed or eliminated by the Board of Trustees without a vote of the shareholders.

Each Fund's fundamental policies have been amended by a vote of shareholders at the Special Meeting. Following is a list of each Fund's amended and restated fundamental policies. As a matter of fundamental policy, each Fund may not:

(1) borrow money, except as permitted under the Investment Company Act of 1940, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time;

(2) issue senior securities, except as permitted under the Investment Company Act of 1940, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time;

(3) For all Funds except Kemper Money Market Portfolio: concentrate its investments in a particular industry, as that term is used in the Investment Company Act of 1940, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time;

For Kemper Money Market Portfolio: concentrate its investments in a particular industry, as that term is used in the Investment Company Act of 1940, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time, except that the Fund intends to invest more than 25% of its net assets in instruments issued by banks;

(4) engage in the business of underwriting securities issued by others, except to the extent that a Fund may be deemed to be an underwriter in connection with the disposition of portfolio securities;

(5) purchase or sell real estate, which term does not include securities of companies which deal in real estate or mortgages or investments secured by real estate or interests therein, except that the Fund reserves freedom of action to hold and to sell real estate acquired as a result of the Fund's ownership of securities;

(6) purchase physical commodities or contracts relating to physical commodities;

(7) make loans except as permitted under the Investment  Company Act of 1940, as
amended,   and  as  interpreted  or  modified  by  regulatory  authority  having jurisdiction, from time to time.

The following policies are non-fundamental, and may be changed or eliminated for each Fund by its Board of Trustees without a vote of the shareholders:

Each of Kemper Money Market Portfolio, Kemper Total Return Portfolio, Kemper High Yield Portfolio, Kemper Growth Portfolio and Kemper Government Securities Portfolio may not:



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

(1) Purchase securities of any issuer (other than obligations of, or guaranteed by, the United States Government or its agencies or instrumentalities) if, as a result, more than five percent (5%) of the Fund's total assets would be invested in securities of that issuer. For Kemper High Yield Portfolio only, the restriction is as follows: "With respect to 75% of the Fund's total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities) if, as a result, (a) more than 5% of the Fund's total assets would be invested in the securities of that issuer, or (b) the Fund would hold more than 10% of the outstanding voting securities of that issuer;"

(2) Except for Kemper High Yield Portfolio, purchase more than ten percent (10%) of any class of securities of any issuer. All debt securities and all preferred stocks are each considered as one class;

(3) For Kemper Money Market Portfolio only, enter into repurchase agreements if, as a result thereof, more than ten percent (10%) of the Fund's total assets valued at the time of the transaction would be subject to repurchase agreements maturing in more than seven (7) days;

(4) For all Funds, Make short sales of securities or purchase any securities on margin except to obtain such short-term credits as may be necessary for the clearance of transactions; however, Kemper Total Return Portfolio, Kemper High Yield Portfolio, Kemper Growth Portfolio and Kemper Government Securities
Portfolio may make margin deposits in connection with financial futures and options transactions;

(5) For Kemper Money Market Portfolio only, invest more than five percent (5%) of the Fund's total assets in securities restricted as to disposition under the Federal securities laws;

(6) For all Funds: purchase securities of other investment companies,  except as
permitted   under  the  1940  Act  including  in   connection   with  a  merger,
consolidation, reorganization or acquisition of assets;

(7) For Kemper Money Market Portfolio only, write, purchase or sell puts, calls or combinations thereof;

(8) For Kemper Total Return Portfolio, Kemper High Yield Portfolio and Kemper Growth Portfolio only, engage in put or call option transactions; except that the Fund may write (sell) put or call options on up to 25% of its net assets and may purchase put and call options if no more than 5% of its net assets would be invested in premiums on put and call options, combinations thereof or similar options; and it may buy and sell options on financial futures contracts.

Kemper International Portfolio may not:

(1) Purchase securities of any issuer (other than obligations of, or guaranteed by, the United States or any foreign government or their agencies or instrumentalities) if, as a result, more than 5% of the Fund's total assets would be invested in securities of that issuer. With respect to 75% of its assets, the Fund will limit its investments in the securities of any one foreign government issuer to 5% of the Fund's total assets;

(2) Purchase more than 10% of any class of securities of any issuer except securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities. All debt securities are considered as one class and all preferred stocks are considered as one class;

(3) Pledge the Fund's securities or receivables or transfer or assign or otherwise encumber them in an amount exceeding the amount of a borrowing secured thereby;

(4) Make short sales of securities, or purchase any securities on margin except to obtain such short-term credits as may be necessary for the clearance of transactions; however, the Fund may make margin deposits in connection with financial futures and options transactions;

(5) Write or sell put or call options, combinations thereof or similar options on more than 25% of the Fund's net assets; nor may it purchase put or call options if more than 5% of the Fund's net assets would be invested in premiums on put and call options, combinations thereof or similar options; however, the Fund may buy or sell options on financial futures contracts;

(6) Purchase securities of other investment companies, except in connection with a merger, consolidation, acquisition or reorganization, or by purchase in the open market of securities of closed-end investment companies where no underwriter or dealer's commission or profit, other than customary broker's commission, is involved and only if immediately thereafter not more than (i) 3% of the total outstanding voting stock of such company is owned by the Fund, (ii) 5% of the Fund's total assets would be invested in any one such company, and
(iii) 10% of the Fund's total assets would be invested in such securities.

Each of Kemper Small Cap Growth Portfolio, Kemper Investment Grade Bond Portfolio, Kemper Contrarian Value Portfolio, Kemper Small Cap Value Portfolio, Kemper Value+Growth Portfolio, Kemper Horizon 10+ Portfolio, Kemper Horizon 20+ Portfolio and Kemper Horizon 5 Portfolio may not:

(1) Purchase securities of any issuer (other than obligations of, or guaranteed by, the United States Government, its agencies or instrumentalities) if, as a result, more than 5% of the Fund's total assets would be invested in securities of that issuer; except that, for Kemper Contrarian Value Portfolio and Kemper Small Cap Value Portfolio, up to 25% of each Fund's total assets may be invested without regard to these limitations;

(2) Purchase more than 10% of the outstanding voting securities of any issuer;

(3) Make short sales of securities, or purchase any securities on margin except to obtain such short-term credits as may be necessary for the clearance of transactions; however, the Fund may make margin deposits in connection with financial futures and options transactions;

(4) For Kemper Small Cap Growth Portfolio, Kemper Investment Grade Bond Portfolio and Kemper Horizon 10+ Portfolio, Kemper Horizon 20+ Portfolio and Kemper Horizon 5 Portfolio only, write (sell) put or call options, combinations thereof or similar options on more than 25% of the Fund's net assets; nor may the Fund purchase put or call options if more than 5% of the Fund's net assets would be invested in premiums on put and call options, combinations thereof or similar options; however, the Fund may buy or sell options on financial futures contracts.

Kemper Blue Chip Portfolio may not:

(1) Purchase securities of any issuer (other than obligations of, or guaranteed by, the U.S. Government, its agencies or instrumentalities) if, as a result, more than 5% of the total value of the Fund's assets would be invested in securities of that issuer;

(2) Purchase more than 10% of any class of voting securities of any issuer;

(3) Pledge, hypothecate, mortgage or otherwise encumber more than 15% of its total assets and then only to secure permitted borrowings. (The collateral arrangements with respect to options, financial futures and delayed delivery transactions and any margin payments in connection therewith are not deemed to be pledges or other encumbrances.);

(4) Purchase securities on margin, except to obtain such short-term credits as may be necessary for the clearance of transactions; however, the Fund may make margin deposits in connection with options and financial futures transactions;

(5) Make short sales of securities or maintain a short position for the account of the Fund unless at all times when a short position is open it owns an equal amount of such securities or owns securities which, without payment of any further consideration, are convertible into or exchangeable for securities of the same issue as, and equal in amount to, the securities sold short and unless not more than 10% of the Fund's total assets is held as collateral for such sales at any one time;

(6) Write (sell) put or call options, combinations thereof or similar options; nor may it purchase put or call options if more than 5% of the Fund's net assets would be invested in premiums on put and call options, combinations thereof or similar options; however, the Fund may buy or sell options on financial futures contracts;

(7) Invest in real estate limited partnerships.

Kemper Global Income Portfolio may not:

(1) Purchase securities of any issuer (other than obligations of, or guaranteed by, the U.S. Government, its agencies or instrumentalities) if, as a result, more than 5% of the total value of the Fund's assets would be invested in securities of that issuer except that, with respect to 50% of the Fund's total assets, the Fund may invest up to 25% of its total assets in securities of any one issuer;

(2) Purchase more than 10% of any class of voting securities of any issuer;

(3) Pledge, hypothecate, mortgage or otherwise encumber more than 15% of its total assets and then only to secure permitted borrowings. (The collateral arrangements with respect to options, financial futures and delayed delivery transactions and any margin payments in connection therewith are not deemed to be pledges or other encumbrances.);

(4) Purchase securities on margin, except to obtain such short-term credits as may be necessary for the clearance of transactions; however, the Fund may make margin deposits in connection with options and financial futures transactions;

(5) Make short sales of securities or other assets or maintain a short position for the account of the Fund unless at all times when a short position is open it owns an equal amount of such securities or other assets or owns securities which, without payment of any further consideration, are convertible into or exchangeable for securities or other assets of the same issue as, and equal in amount to, the securities or other assets sold short and unless not more than 10% of the Fund's total assets is held as collateral for such sales at any one time;

(6) Write or sell put or call options, combinations thereof or similar options on more than 25% of the Fund's net assets; nor may the Fund purchase put or call options if more than 5% of the Fund's net assets would be invested in premiums on put and call options, combinations thereof or similar options; however, the Fund may buy or sell options on financial futures contracts;

(7) Invest in real estate limited partnerships.

Kemper-Dreman High Return Equity Portfolio may not:

(1) Purchase securities of any one issuer other than obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities (collectively "U.S. Government Securities") if immediately thereafter more than 5% of its total assets would be invested in the securities of any one issuer, or purchase more than 10% of an issuer's outstanding securities, except that up to 25% of the Fund's total assets may be invested without regard to these limitations;

(2) Mortgage, pledge or hypothecate any assets except in connection with a borrowing in amounts not in excess of the lesser of the amount borrowed or 10% or the value of its total assets at the time of such borrowing;

(3) Purchase securities on margin or make short sales of securities, provided that the Fund may enter into futures contracts and related options and make initial and variation margin deposits in connection therewith;

(4) Invest in oil, gas or mineral exploration or development programs, except that the Fund may, to the extent appropriate to its investment objective, purchase publicly traded securities of companies engaging in whole or in part in such activities;

(5) Invest in mortgage loans, except that the Fund may, to the extent appropriate to its investment objective, purchase publicly traded securities of companies engaging in whole or in part in such activities.

The following replaces the respective sections under "Investment Policies and Techniques":

FOREIGN CURRENCY OPTIONS. The Total Return, High Return Equity, High Yield, Growth, International, Small Cap Growth, Investment Grade Bond, Value+Growth, Horizon, Blue Chip, Global Income, Financial Services, Global Blue Chip, and International Growth and

Income Portfolios may engage in foreign currency options transactions. A foreign currency option provides the option buyer with the right to buy or sell a stated amount of foreign currency at the exercise price at a specified date or during the option period. A call option gives its owner the right, but not the obligation, to buy the currency, while a put option gives its owner the right, but not the obligation, to sell the currency. The option seller (writer) is obligated to fulfill the terms of the option sold if it is exercised. However, either seller or buyer may close its position during the option period in the secondary market for such options any time prior to expiration.

A call rises in value if the underlying currency appreciates. Conversely, a put rises in value if the underlying currency depreciates. While purchasing a foreign currency option can protect the Portfolio against an adverse movement in the value of a foreign currency, it does not limit the gain which might result from a favorable movement in the value of such currency. For example, if a Portfolio were holding securities denominated in an appreciating foreign currency and had purchased a foreign currency put to hedge against a decline in the value of the currency, it would not have to exercise its put. Similarly, if the Portfolio had entered into a contract to purchase a security denominated in a foreign currency and had purchased a foreign currency call to hedge against a rise in value of the currency but instead the currency had depreciated in value between the date of purchase and the settlement date, the Portfolio would not have to exercise its call but could acquire in the spot market the amount of foreign currency needed for settlement.

FOREIGN CURRENCY FUTURES TRANSACTIONS. As part of their financial futures transactions (see "Financial Futures Contracts" and "Options on Financial Futures Contracts" above), the Total Return, High Return Equity, High Yield, Growth, International, Small Cap Growth, Investment Grade Bond, Value+Growth, Horizon, Blue Chip, Global Income, Financial Services, Global Blue Chip, and International Growth and Income Portfolios may use foreign currency futures contracts and options on such futures contracts. Through the purchase or sale of such contracts, a Portfolio may be able to achieve many of the same objectives as through forward foreign currency exchange contracts more effectively and possibly at a lower cost.

Unlike forward foreign currency exchange contracts, foreign currency futures contracts and options on foreign currency futures contracts are standardized as to amount and delivery period and are traded on boards of trade and commodities exchanges. It is anticipated that such contracts may provide greater liquidity and lower cost than forward foreign currency exchange contracts.

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS. The Total Return, High Return Equity, High Yield, Growth, International, Small Cap Growth, Investment Grade Bond, Value+Growth, Horizon, Blue Chip, Global Income, Financial Services, Global Blue Chip, International Growth and Income Portfolios may engage in forward foreign currency transactions. A forward foreign currency exchange contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days ("term") from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are traded directly between currency traders (usually large commercial banks) and their customers. The investment manager believes that it is important to have the flexibility to enter into such forward contracts when it determines that to do so is in the best interest of a Portfolio.
A Portfolio will not speculate in foreign currency exchange.

If a Portfolio retains the portfolio security and engages in an offsetting transaction with respect to a forward contract, the Portfolio will incur a gain or a loss (as described below) to the extent that there has been movement in forward contract prices. If a Portfolio engages in an offsetting transaction, it may subsequently enter into a new forward contract to sell the foreign currency. Should forward prices decline during the period between a Portfolio's entering into a forward contract for the sale of foreign currency and the date when it enters into an offsetting contract for the purchase of the foreign currency, the Portfolio would realize a gain to the extent the price of the currency it has agreed to sell exceeds the price of the currency it has agreed to purchase. Should forward prices increase, the Portfolio would suffer a loss to the extent the price of the currency it has agreed to purchase exceeds the price of the currency it has agreed to sell. Although such contracts tend to minimize the risk of loss due to a decline in the value of the hedged currency, they also tend to limit any potential gain that might result should the value of such currency increase. A Portfolio may have to convert its holdings of foreign currencies into U.S. Dollars from time to time in order to meet such needs as Portfolio expenses and redemption requests. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference (the "spread") between the prices at which they are buying and selling various currencies.

The returns available from foreign currency denominated debt instruments can be adversely affected by changes in exchange rates. The investment manager believes that the use of foreign currency hedging techniques, including "cross-hedges" for the International, Global Income, Financial Services, Global Blue Chip, and International Growth and Income Portfolios, can help protect against declines in the U.S. Dollar value of income available for distribution to shareholders, and against declines in the net asset value of a Portfolio's shares resulting from adverse changes in currency exchange rates. For example, the return available from securities denominated in a particular foreign currency would diminish if the value of the U.S. Dollar increased against that currency. Such a decline could be partially or completely offset by the increased value of a cross-hedge involving a forward foreign currency exchange contract to sell a different foreign currency, if that contract were available on terms more advantageous to the Portfolio than a contract to sell the currency in which the position being hedged is denominated. The investment manager believes that cross-hedges can therefore provide significant protection of net asset value in the event of a general rise in the U.S. Dollar against foreign currencies. However, a cross-hedge cannot provide assured protection against exchange rate risks and, if the investment manager misjudges future exchange rate relationships, the Portfolio could be in a less advantageous position than if such a hedge had not been established.

A Portfolio will not enter into forward contracts or maintain a net exposure in such contracts when the Portfolio would be obligated to deliver an amount of foreign currency in excess of the value of the Portfolio's securities or other assets (a) denominated in that currency or (b), in the case of a "cross-hedge" (see "Investment Objectives, Policies and Risk Factors" in the prospectus), denominated in a currency or currencies that the investment manager believes will have price movements that tend to correlate closely with that currency. The investment manager will normally seek to select currencies for sale under a forward contract for a "cross-hedge" that would reflect a price movement correlation of .8 or higher with respect to the currency being hedged (1 reflects a perfect correlation, 0 reflects a random relationship and -1 reflects a diametrically opposite correlation). There is, of course, no assurance that any specific correlation can be maintained for any specific transaction. See "Foreign Currency Transactions" under

"Investment Techniques" in the prospectus. The Portfolio's custodian bank segregates eligible securities to the extent required by applicable regulation in connection with forward foreign currency exchange contracts entered into for the purchase of foreign currency. If the value of the securities segregated declines, additional cash or securities are added so that the segregated amount is not less than the amount of the Portfolio's commitments with respect to such contracts. The Portfolios currently do not intend to enter into such forward contracts if they would have more than 15% of the value of their total assets committed to such contracts, except that there is no limit as to the percentage of assets that the Global Income, Financial Services, Global Blue Chip, and
International Growth and Income Portfolios intend to commit to such forward contracts. A Portfolio generally will not enter into a forward contract with a term longer than one year.

February 22, 1999